Share Capital and Reserves (Details)							1 Months Ended					12 Months Ended
	Jul. 17, 2020 CAD ($) $ / shares shares	Feb. 13, 2020 CAD ($) $ / shares shares	Aug. 09, 2019 $ / shares shares	Feb. 14, 2019 CAD ($) $ / shares shares	Feb. 13, 2019	Apr. 12, 2018 USD ($) $ / shares shares	Nov. 18, 2020 $ / shares shares	Jul. 26, 2019 $ / shares shares	Apr. 12, 2018 CAD ($)	Mar. 29, 2018 USD ($) $ / shares shares	Sep. 30, 2016 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares
Share Capital and Reserves (Details) [Line Items]
Number of common shares | shares														624,228		766,231
Granted total of stock options | shares												150,000	150,000
Granted stock options price per share | $ / shares												$ 4.00
Fair value of granted stock options												$ 600,000
Warrants, description												Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022.	Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022.	Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.80 until February 14, 2021.	Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022. iv) entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 181,547 shares of the Company’s common stock with a value of $698,557 in exchange for 4,327,431 shares of Animoca common stock. On the same date, the Company issued an additional 89,088 shares of the Company’s common stock with a value of $349,225 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Animoca and recognized a loss of $508,050. v) Issued, 1,058,993 common shares pursuant to exercise of 1,056,143 warrants and 3,750 stock options for total proceeds of $4,596,193. During the year ended December 31, 2019, the Company: i) issued, 624,228 units at a price of $2.88 per unit for total proceeds of $1,797,778. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.80 until February 14, 2021. ii) issued, 1,094,844 units pursuant to a private placement at a price of $3.20 per unit for total proceeds of $3,503,500. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until July 26, 2021. iii) issued, 284,092 units at a price of $3.52 per unit for total proceeds of $1,000,000. Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until August 9, 2021. v) issued 576,834 common shares at a value of $1,892,012 on acquisition of Versus LLC shares (Note 6). vi) issued 158,115 common shares pursuant to the exercise of share purchase warrants and stock options for total proceeds of $425,417. During the year ended December 31, 2018, the Company: i)issued, 766,231 units at a price of $4.80 per unit for total proceeds of $3,677,900. Each unit consisted of one common share and a one half common stock warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until April 12, 2020. A residual value of $78,957 was allocated to the warrants.	Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022. iv) entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 181,547 shares of the Company’s common stock with a value of $698,557 in exchange for 4,327,431 shares of Animoca common stock. On the same date, the Company issued an additional 89,088 shares of the Company’s common stock with a value of $349,225 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Animoca and recognized a loss of $508,050. v) Issued, 1,058,993 common shares pursuant to exercise of 1,056,143 warrants and 3,750 stock options for total proceeds of $4,596,193. During the year ended December 31, 2019, the Company: i) issued, 624,228 units at a price of $2.88 per unit for total proceeds of $1,797,778. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.80 until February 14, 2021. ii) issued, 1,094,844 units pursuant to a private placement at a price of $3.20 per unit for total proceeds of $3,503,500. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until July 26, 2021. iii) issued, 284,092 units at a price of $3.52 per unit for total proceeds of $1,000,000. Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until August 9, 2021. v) issued 576,834 common shares at a value of $1,892,012 on acquisition of Versus LLC shares (Note 6). vi) issued 158,115 common shares pursuant to the exercise of share purchase warrants and stock options for total proceeds of $425,417. During the year ended December 31, 2018, the Company: i)issued, 766,231 units at a price of $4.80 per unit for total proceeds of $3,677,900. Each unit consisted of one common share and a one half common stock warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until April 12, 2020. A residual value of $78,957 was allocated to the warrants.
Exchange for marketing services (in Dollars)												$ 349,225
Recognized a loss (in Dollars)												$ 508,050
Common shares to exercise of warrants. | shares												1,058,993	1,058,993	158,115	153,750	153,750
Warrants issued | shares												1,056,143	1,056,143
Common shares issued for stock options | shares												3,750	3,750
Total proceeds value														$ 1,797,778		$ 3,677,900
Price per unit | (per share)														$ 2.88		$ 4.80
Common shares of acquisition | shares												10	10	576,834
Value of acquisition stock (in Dollars)														$ 1,892,012
Stock options for total proceeds (in Dollars)														$ 425,417
Purchase warrants for total proceeds (in Dollars)																$ 384,000
Escrow, description												At December 31, 2020, 313 common shares (December 31, 2019 and 2018 – 313) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.	At December 31, 2020, 313 common shares (December 31, 2019 and 2018 – 313) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.
Common shares issued and outstanding percentage												10.00%	10.00%
Stock options fair value												$ 1,216,228
Share-based compensation																$ 651,316
Purchase of warrants | shares		75,000	284,093	43,696		383,120		14,088		383,120
Warrants exercise price | (per share)		$ 6.40	$ 5.60	$ 2.88		$ 6.40		$ 5.60		$ 6.40
Term of warrants			2 years	2 years	2 years	2 years				2 years
Share purchase warrants fair value				$ 199,753		$ 140,531				$ 140,531
Warrants term, description								24 months
Fair value of issuance of performance warrants (in Dollars)											$ 1,725,496
Scholes option pricing model [Member]
Share Capital and Reserves (Details) [Line Items]
Purchase of warrants | shares						44,463				44,463
Warrants exercise price | $ / shares						$ 4.80				$ 4.80
Term of warrants						2 years				2 years
Share purchase warrants fair value						$ 116,226				$ 116,226
Class A share [Member]
Share Capital and Reserves (Details) [Line Items]
Number of common shares | shares												5,057
Issued capital [member]
Share Capital and Reserves (Details) [Line Items]
Number of common shares | shares												625,000		284,092
Granted stock options price per share | $ / shares												$ 4.00
Fair value of granted stock options												$ 2,500,000
Warrants, description												Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022.	Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022.	Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until August 9, 2021.
Total proceeds value														$ 1,000,000
Price per unit | $ / shares														$ 3.52
Stock Options [Member]
Share Capital and Reserves (Details) [Line Items]
Price per unit | $ / shares												$ 2.69
Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Granted total of stock options | shares												172,532	172,532
Granted stock options price per share | $ / shares													$ 4.00
Fair value of granted stock options													$ 690,125
Warrants, description												Each warrant entitles the holder to purchase one additional common share at a price of $6.40 until July 17, 2022. iii) issued, 625,000 units at a price of $4.00 per unit for total proceeds of $2,500,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased.	Each warrant entitles the holder to purchase one additional common share at a price of $6.40 until July 17, 2022. iii) issued, 625,000 units at a price of $4.00 per unit for total proceeds of $2,500,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased.
Animoca Brands Inc [Member]
Share Capital and Reserves (Details) [Line Items]
Number of common shares | shares												181,547
Issued common stock value (in Dollars)												$ 698,557
Exchange shares of common stock | shares												4,327,431	4,327,431
Additional shares of common stock | shares												89,088	89,088
Number of recognized gain loss (in Dollars)											$ 625,250
Private placements [Member]
Share Capital and Reserves (Details) [Line Items]
Number of common shares | shares														1,094,844
Warrants, description														issued, 1,094,844 units pursuant to a private placement at a price of $3.20 per unit for total proceeds of $3,503,500. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until July 26, 2021.
Total proceeds value														$ 3,503,500
Purchase of warrants | shares	172,532			624,228			625,000	1,094,844
Warrants exercise price | $ / shares	$ 4.00			$ 4.80			$ 4.00	$ 5.60
Term of warrants	2 years			2 years			2 years	2 years
Share purchase warrants fair value	$ 55,210			$ 20,985
Private placements [Member] | Residual Value Method [Member]
Share Capital and Reserves (Details) [Line Items]
Share purchase warrants fair value									$ 199,753
Private placements [Member] | Scholes option pricing model [Member]
Share Capital and Reserves (Details) [Line Items]
Share purchase warrants fair value									$ 61,843
Stock Options [Member]
Share Capital and Reserves (Details) [Line Items]
Price per unit | (per share)														$ 3.52		$ 5.92
Stocks option granted | shares												470,083	470,083
Stock options fair value														$ 1,724,580		$ 343,711
Share-based compensation												$ 1,407,414
Stock options vested (in Dollars)														$ 826,360
Purchase of warrants | shares														482,500
Payments for Repurchase of Warrants (in Dollars)																$ 72,284
Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Total proceeds value												$ 4,596,193
Scholes option pricing model [Member]
Share Capital and Reserves (Details) [Line Items]
Share purchase warrants fair value				$ 61,843
Newco shares [Member] | Animoca Brands Inc [Member]
Share Capital and Reserves (Details) [Line Items]
Number of common shares | shares												288,416
Acquisition shares of value (in Dollars)													$ 159,778